Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of deferred tax assets and liabilities

	December 31,
(in thousands)	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$3,445	$14,864
Research and development credits	464	1,467
Collaboration and license agreement	1,116	1,208
Share-based compensation	—	10
Accrued expenses and other	18	798
Gross deferred tax assets	5,043	18,347
Less: valuation allowance	(5,042)	(18,347)
Net deferred tax asset	1	—
Deferred tax liability
Depreciation	(1)	—
	$—	$—

Schedule of effective income tax rate reconciliation

	Year ended
	December 31,
	2018	2019
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax, net of federal benefit	(13.5)	(10.2)
Permanent differences	(1.0)	4.3
Research and development	(3.5)	(2.2)
Change in valuation allowance	39.0	29.1
	—%	—%

Schedule of operating loss carryforwards

	December 31,
(in thousands)	2018	2019
Federal	$10,267	$43,983
State	10,271	43,986
Local	10,012	43,728
Research tax credits	464	1,467